Average Annual Total Returns - Invesco SP SmallCap Consumer Discretionary ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600® Capped Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Capped Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Capped Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Apr. 07, 2010	17.34%	5.83%	10.73%	17.07%	5.56%	10.52%	10.43%	4.52%	8.86%	17.64%	6.02%	10.97%	22.78%	9.56%	12.44%